Vessels, net	12 Months Ended
Dec. 31, 2024
Vessels, net [Abstract]
Vessels, net
6.	Vessels, net

Vessels’ acquisitions and Vessels’ Improvements

During 2023, the Company capitalized an amount $510, and also an amount of $450 was transferred from other non-current assets, representing costs for the installation of ballast water treatment system on the vessel “P. Kikuma”. During 2024, the Company capitalized an amount $231 representing costs for the installation of Panama canal fittings on the vessel “P. Sophia”. The amounts of $231 and $510, which were paid in 2024 and 2023, respectively, are reflected in line “Payments for vessels’ improvements” in the accompanying consolidated statements of cash flows.

Vessels’ Disposals
In November 2023, the Company, through one of its subsidiaries, entered into a memorandum of agreement to sell the Aframax tanker vessel “P. Kikuma” to unrelated parties for an aggregate gross price of $39,300. The vessel was delivered to her new owners in December 2023, and the Company received the sale proceeds in accordance with the terms of the contract. For 2023, the gain on sale of vessels, net of direct to sale expenses, amounted to $15,683 and is reflected in Gain on vessel’s sale in the accompanying consolidated statement of operations.

The amounts of Vessels, net, in the accompanying consolidated balance sheets are analyzed as follows:

	Vessels’ Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2022	$254,296	$(17,689)	$236,607
- Vessels’ improvements transferred from other non-current assets	450	-	450
- Vessels’ improvements	510	-	510
- Vessel’s disposals	(27,098)	5,795	(21,303)
- Depreciation	-	(14,156)	(14,156)
Balance, December 31, 2023	$228,158	$(26,050)	$202,108
- Vessels’ improvements	231	-	231
- Depreciation	-	(12,762)	(12,762)
Balance, December 31, 2024	$228,389	$(38,812)	$189,577